New accounting standards - Remaining Notional Amount (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DerivativeFinancialAssets
Derivative financial instruments - assets				$ 27,778	$ 11,157
Derivative financial instruments - liabilities				$ 9,211	$ 14,675
USD LIBOR
DerivativeFinancialAssets
Derivative financial instruments - assets		$ 1,937	$ 3,006
Derivative financial instruments - liabilities	$ 68,768	$ 88,768	$ 400,414